Related party transactions	12 Months Ended
Mar. 31, 2015
Related party transactions

3.    Related party transactions:

Related party transactions mainly consist of transactions with affiliated companies. NTT Group has entered into a number of different types of transactions with affiliated companies, the most significant of which are the purchases of terminal equipment and materials and the receipt of certain services. Transactions with affiliated companies are made at arm’s-length prices.

Transactions with affiliated companies for each of the three years in the period ended March 31, 2015 and the related balances at March 31, 2013, 2014 and 2015 are as follows:

	2013	2014	2015
	Millions of yen
Operating revenues	¥26,001	¥31,372	¥32,392

Operating expenses	¥105,295	¥109,817	¥126,461

Receivables	¥17,257	¥24,254	¥27,773

Payables	¥89,623	¥105,341	¥98,055

Dividends from affiliated companies accounted for by the equity method for the fiscal years ended March 31, 2013, 2014 and 2015 were ¥19,384 million, ¥23,249 million and ¥25,881 million, respectively.